Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 2,545,389	$ 2,723,728	$ 2,728,244
Policy loans	(974,618)	(1,054,588)	(1,107,759)
Policy loan repayments and interest	1,391,042	1,345,089	1,425,891
Surrenders, withdrawals and death benefits	(4,286,745)	(3,252,762)	(2,841,378)
Net transfers from/(to) other subaccounts or fixed rate option	(322,683)	721,726	779,500
Miscellaneous transactions	256	5,091	11,870
Administrative and other charges	(1,617,063)	(1,756,998)	(1,664,953)
Net Contributions (Withdrawals) by Contract Owners	(3,264,422)	(1,268,714)	(668,585)
VIP & PDISCO
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	636	25,539	18,703
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	(237,974)	(272,041)	(122,477)
Net transfers from/(to) other subaccounts or fixed rate option	(25,448)	21,244	103,422
Miscellaneous transactions	0	0	13
Administrative and other charges	(458)	(545)	(826)
Net Contributions (Withdrawals) by Contract Owners	(263,244)	(225,803)	(1,165)
PVAL & PVAL $100,000 face value
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	2,544,753	2,698,189	2,709,541
Policy loans	(974,618)	(1,054,588)	(1,107,759)
Policy loan repayments and interest	1,391,042	1,345,089	1,425,891
Surrenders, withdrawals and death benefits	(4,048,771)	(2,980,721)	(2,718,901)
Net transfers from/(to) other subaccounts or fixed rate option	(297,235)	700,482	676,078
Miscellaneous transactions	256	5,091	11,857
Administrative and other charges	(1,616,605)	(1,756,453)	(1,664,127)
Net Contributions (Withdrawals) by Contract Owners	(3,001,178)	(1,042,911)	(667,420)
CVAL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	0	0	0
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Miscellaneous transactions	0	0	0
Administrative and other charges	0	0	0
Net Contributions (Withdrawals) by Contract Owners	$ 0	$ 0	$ 0